united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Kevin E. Wolf, Gemini Fund Services, LLC.

80 Arkay Dr., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2669

Date of fiscal year end: 12/31

Date of reporting period: 12/31/17

Item 1. Reports to Stockholders.

Princeton Long/Short Treasury Fund
Class A Shares: PTAAX
Class I Shares: PTAIX

Annual Report
December 31, 2017

www.princetontreasuryfund.com
1-888-868-9501

Annual Letter December 31, 2017 PTAIX│PTAAX

The Princeton Long/Short Treasury Fund was up 2.90% during since inception on February 1, 2017 compared to 3.47% for the Bloomberg Barclay’s U.S. Aggregate Bond Index.

	Q2 2017	Q3 2017	Q4 2017	Inception through 12/31/2017*
PTAIX Class I (NAV)	2.62%	-0.59%	1.78%	2.90%
PTAAX Class A (NAV)	2.42%	-0.69%	1.79%	2.50%
PTAAX Class A (Max Load)	-3.43%	-6.41%	-4.03%	-3.39%
Bloomberg Barclay’s U.S. Aggregate Bond Index	1.45%	0.85%	0.39%	3.47%

*	Inception date is February 1, 2017.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. The Fund’s investment advisor has contractually agreed to waive management fees and to make payments to limit Fund expenses until February 28, 2019. After this fee waiver, the expense ratios are 1.76% and 1.51% for the Class A and I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in the future 3 years on a rolling basis. The Fund’s total annual operating expenses are 1.93% and 1.68% for the Class A and I shares, respectively. The maximum sales load for the Class A shares is 5.75%. A fund’s performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. For performance information current to the most recent month-end, please call toll-free (888) 868-9501.

Through much of the year, the shifting interest rate environment generated mixed signals from the strategy’s sub-models and fewer definitive trade signals were generated resulting in higher cash positions as shown below. During the fourth quarter, however, the strategy was in the market, either long or short U.S. treasuries, the majority of the time. The markets seemed to normalize and trading accuracy increased. In December, the strategy performed particularly well and we are optimistic that the strategy is entering a more normalized environment.

Approximate Trade Positions Since Inception	Approximate Trade Positions Q4 2017

Annual Letter December 31, 2017 PTAIX│PTAAX

Since inception, the Fund’s performance was either positive or flat 75% of the trading days and negative only 25% of the trading days. This compares to the S&P 500 which was positive or flat 58% of the trading days and negative 42% of the trading days, and the Bloomberg Barclay’s U.S. Aggregate Bond Index which was positive or flat 53% of the trading days and negative 47% of the trading days.

Inception[1] – Dec 2017	PTAIX	S&P 500	Barclay’s Agg[2]
Positive/Flat Days	172	134	121
Negative Days	58	96	109
% Positive/Flat Days	75%	58%	53%
% Negative Days	25%	42%	47%

[1]	Inception date is 2/1/2017

[2]	Bloomberg Barclay’s U.S. Aggregate Bond Index

Outlook

Going forward, we believe interest rates are likely to trend higher which can present a significant headwind for traditional fixed income investment strategies. We believe the Fund’s ability to be long, short or cash gives it a distinct advantage in this changing interest rate environment.

Annual Letter December 31, 2017 PTAIX│PTAAX

Investors should carefully consider the investment objectives, risks, charges and expenses of the Princeton Long/Short Treasury Fund. This and other important information about the Fund is contained in the Prospectus, which can be obtained by contacting your financial advisor, or by calling (888) 868-9501. The Prospectus should be read carefully before investing.

Princeton Long/Short Treasury Fund is distributed by Foreside Distribution Services, L.P.. Princeton Fund Advisors, LLC and Foreside Distribution Services, L.P. are not affiliated.

Mutual Funds involve risk including the possible loss of principal. There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. The value of the Fund’s investments in fixed income securities, whether via direct investment or through Underlying Funds, will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities.

The Fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund. Overall fixed income, and derivatives market risks may affect the value of the Fund. While the Fund is not designed to be correlated with the markets in general, dramatic or abrupt volatility within the market would negatively impact the Fund’s strategy.

Model Risk: Like all quantitative analysis, ProfitScore’s directional trading model used to create the ProfitScore® Long/Short U.S. Treasuries Index carries a risk that it might be based on one or more incorrect assumptions. The model may not accurately predict the direction of the value of US Treasuries. Rapidly changing and unforeseen market dynamics could also lead to a decrease in the effectiveness of the model. The Fund is not designed to participate in or be correlated to overall movements of the markets; therefore the Fund may not benefit from positive equity or fixed income markets, or experience the same type of positive returns as some other funds in a positive equity or fixed income market environment. As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the portfolio assets traded can be bought and sold without corresponding commission costs. The Fund is a new and prior to its recent commencement of operations had no history of operations for investors to evaluate.

Princeton Long/Short Treasury Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2017

The Fund’s performance figures* for the period ended December 31, 2017, as compared to its benchmark:

Since Inception** -
December 31, 2017
Princeton Long/Short Treasury Fund Class A	2.50%
Princeton Long/Short Treasury Fund Class A with load	(3.39)%
Princeton Long/Short Treasury Fund Class I	2.90%
Bloomberg Barclays Capital U.S. Aggregate Bond Total Return Index +	3.47%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s return would have been lower had the Advisor not waived fees or reimbursed expenses. The Fund’s total annual operating expenses before any fee waiver are 1.93% for Class A shares and 1.68% for Class I shares per the December 14, 2016, prospectus. After fee waivers, the Fund’s total annual operating expenses are 1.76% for Class A and 1.51% for Class I shares. For performance information current to the most recent month-end, please call toll-free 1-888-868-9501.

+	The Bloomberg Barclays Capital U.S. Aggregate Bond Total Return Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

**	Inception date for the fund is February 1, 2017.

Comparison of the Change in Value of a $100,000 Investment

Holdings by Asset Class as of December 31, 2017	% of Net Assets
U.S. Government Obligations	74.4%
Purchased Call Option	24.5%
Short-Term Investment	0.7%
Other Assets Less Liabilities	0.4%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

Princeton Long/Short Treasury Fund
PORTFOLIO OF INVESTMENTS
December 31, 2017

			Notional	Strike	Exercise
	Counterparty	Contracts	Amount	Price	Price	Expiration	Value
PURCHASED CALL OPTION - 24.5%
Nomura Call Option (Cost $39,374,679) (a)	Nomura	38,239	$43,626,799	$0.0001	$1,140.90	2/21/2019	$43,627,344

Principal ($)		Value
	U.S. GOVERNMENT OBLIGATIONS - 74.4% ^
8,900,000	United States Treasury Bill, 0.000% due 1/4/2018	8,899,229
6,000,000	United States Treasury Bill, 0.000% due 1/11/2018	5,998,246
6,000,000	United States Treasury Bill, 0.000% due 1/18/2018	5,996,975
7,000,000	United States Treasury Bill, 0.000% due 1/25/2018	6,994,995
3,000,000	United States Treasury Bill, 0.000% due 2/1/2018	2,997,068
4,500,000	United States Treasury Bill, 0.000% due 2/8/2018	4,494,300
7,000,000	United States Treasury Bill, 0.000% due 2/15/2018	6,989,215
11,000,000	United States Treasury Bill, 0.000% due 2/22/2018	10,980,536
16,000,000	United States Treasury Bill, 0.000% due 3/1/2018	15,967,878
27,500,000	United States Treasury Bill, 0.000% due 3/15/2018	27,428,483
12,000,000	United States Treasury Bill, 0.000% due 3/08/2018	11,972,335
12,000,000	United States Treasury Bill, 0.000% due 3/22/2018	11,965,000
12,000,000	United States Treasury Bill, 0.000% due 3/29/2018	11,959,690
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $132,643,950)	132,643,950

Shares
	SHORT-TERM INVESTMENT - 0.7%
	MONEY MARKET FUND - 0.7%
1,292,875	Goldman Sachs Financial Square Funds - Government Fund, 0.97% * (Cost $1,292,875)	1,292,875

	TOTAL INVESTMENTS - 99.6% (Cost $173,311,504)	$177,564,169
	OTHER ASSETS LESS LIABILITIES - 0.4%	677,908
	NET ASSETS - 100.0%	$178,242,077

*	Money market fund; interest rate reflects seven-day effective yield on December 31, 2017.

^	Zero Coupon Bonds.

(a)	The Nomura Call option invests in the Galaxy Plus Fund - ProfitScore Long/Short Feeder Fund (536) LLC (“GPPS”) that effectuates it’s trading strategy through the Galaxy Plus Fund - ProfitScore Long/Short Master Fund (536) LLC (“GPPSM”). The trading strategy of the GPPSM is a short quantative trading program that specializes in interest rate futures. Nomura invests into the Feeder (GPPS) and then the Feeder invests in the Master (GPPSM). At 12/31/17 GPPSM did not hold any investments and had converted everything to cash. GPPS charges a 2.0% management fee and 0% incentive fee. The redemption frequency is daily, with one business day’s notice.

See accompanying notes to financial statements.

Princeton Long/Short Treasury Fund
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2017

ASSETS
Investment securities:
At cost	$173,311,504
At fair value	$177,564,169
Cash	537,240
Receivable for Fund shares sold	457,408
Interest receivable	7,914
Prepaid expenses and other assets	40,265
TOTAL ASSETS	178,606,996

LIABILITIES
Payable for Fund shares repurchased	235,973
Investment advisory fees payable	103,515
Payable to related parties	1,031
Distribution (12b-1) fees payable	755
Accrued expenses and other liabilities	23,645
TOTAL LIABILITIES	364,919
NET ASSETS	$178,242,077

Net Assets Consist Of:
Paid in capital	$173,989,412
Net unrealized appreciation of investments	4,252,665
NET ASSETS	$178,242,077

Net Asset Value Per Share:
Class A Shares:
Net Assets	$3,606,988
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	351,761
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.25
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%) (a)	$10.88

Class I Shares:
Net Assets	$174,635,089
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	16,965,634
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.29

(a)	On investments of $25,000 or more, the offering price is reduced.

See accompanying notes to financial statements.

Princeton Long/Short Treasury Fund
STATEMENT OF OPERATIONS
For the Period Ended December 31, 2017 *

INVESTMENT INCOME
Interest	$658,086
TOTAL INVESTMENT INCOME	658,086

EXPENSES
Investment advisory fees	886,114
Distribution (12b-1) fees:
Class A	1,712
Administrative services fees	53,486
Registration fees	54,087
Accounting services fees	41,482
Legal fees	28,001
Audit and tax fees	18,647
Custodian fees	18,046
Printing and postage expenses	17,898
Shareholder servicing	16,822
Trustees fees and expenses	13,871
Transfer agent fees	12,942
Compliance officer fees	7,153
Other expenses	1,511
Insurance expense	1,011
TOTAL EXPENSES	1,172,783

Less: Fees waived by the Advisor	(57,307)

NET EXPENSES	1,115,476

NET INVESTMENT LOSS	(457,390)

REALIZED AND CHANGE IN UNREALIZED GAIN ON INVESTMENTS
Net change in unrealized appreciation on investments	4,252,665

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	4,252,665

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,795,275

*	The Princeton Long/Short Treasury Fund commenced operations on February 1, 2017.

See accompanying notes to financial statements.

Princeton Long/Short Treasury Fund
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
December 31, 2017 **
FROM OPERATIONS
Net investment loss	$(457,390)
Net change in unrealized appreciation on investments and options written	4,252,665
Net increase in net assets resulting from operations	3,795,275

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	5,899,059
Class I	199,748,619
Payments for shares redeemed:
Class A	(2,377,942)
Class I	(28,822,934)
Net increase in net assets from shares of beneficial interest	174,446,802

TOTAL INCREASE IN NET ASSETS	178,242,077

NET ASSETS
Beginning of Period	—
End of Period *	$178,242,077
* Includes accumulated net investment loss of:	$—

SHARE ACTIVITY
Class A:
Shares Sold	590,314
Shares Redeemed	(238,553)
Net increase in shares of beneficial interest outstanding	351,761

Class I:
Shares Sold	19,823,158
Shares Redeemed	(2,857,524)
Net increase in shares of beneficial interest outstanding	16,965,634

**	The Princeton Long/Short Treasury Fund commenced operations on February 1, 2017.

See accompanying notes to financial statements.

Princeton Long/Short Treasury Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	Class A	Class I
	Period Ended	Period Ended
	December 31, 2017 (1)	December 31, 2017 (1)
Net asset value, beginning of period	$10.00	$10.00
Activity from investment operations:
Net investment loss (2)	(0.06)	(0.05)
Net realized and unrealized gain on investments	0.31	0.34
Total from investment operations	0.25	0.29
Net asset value, end of period	$10.25	$10.29
Total return (3)(6)	2.50%	2.90%
Net assets, at end of period (000s)	$3,607	$174,635
Ratio of gross expenses to average net assets (4)(5)	1.56%	1.31%
Ratio of net expenses to average net assets (5)	1.50%	1.25%
Ratio of net investment loss to average net assets (5)	(0.67)%	(0.51)%
Portfolio Turnover Rate (6)	0%	0%

(1)	The Princeton Long/Short Treasury Fund Class A and Class I shares commenced operations on February 1, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one full year.

(6)	Not annualized.

See accompanying notes to financial statements.

Princeton Long/Short Treasury Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2017

1.	ORGANIZATION

The Princeton Long/Short Treasury Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objective of the Fund is to seek capital appreciation with a secondary objective of providing income. The Fund commenced operations on February 1, 2017.

The Fund currently offers Class A, Class C and Class I shares. Currently, Class C shares are not available for purchase. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%, which may be waived at the Advisor’s discretion. Class I shares are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Options are valued based on the daily price reported from the counterparty. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be at amortized cost.

Princeton Long/Short Treasury Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2017

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser and/or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser and/or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor and/or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Princeton Long/Short Treasury Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2017

Options Transactions – The Fund is subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. The Fund invests in options which are not traded on an exchange. In doing so, it is assuming a credit risk with regard to the party with which it trades and also bears the risk of settlement default. These risks may differ materially from risks associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily mark-to-market and settlement, segregation and minimum capital requirements applicable to intermediaries. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund. The Fund’s option investment is based off the performance of Galaxy Plus Fund – ProfitScore Long/Short Feeder Fund (536) LLC (“GPPS”). Gemini Alternative Funds, LLC (“GAF”) acts as the Sponsor for GPPS and Gemini Hedge Fund Services, LLC, provides administration services for GPPS. Both GPPS and Galaxy Plus Fund – ProfitScore Long/Short Master Fund (536) LLC (“GPPSM”) are sponsored by Gemini Alternative Funds. Both GFS and GAF are subsidiaries of NorthStar Financial Services which makes them affiliated companies. Further, one of GAF’s lines of business is to create investment vehicles for, as a means of making available, to qualified high net-worth individuals and institutional investors, a variety of third-party professional managed futures and foreign exchange advisors. GPPS is one such investment vehicle. So while the trading decisions of that investment are given to third party investment advisors through power of attorney, the vehicle remains an entity that is controlled, in all other aspects, by GAF. As of December 31, 2017 the fair value on the option contracts was $43,627,344. For the period ended December 31, 2017, the Fund had realized gain/loss of $0 from options purchased contracts as disclosed on the Statement of Operations. The fair value on option contracts is disclosed on the statement of assets and liabilities.

As of December 31, 2017, the net change in unrealized appreciation on option purchased contracts was $4,252,665.

Princeton Long/Short Treasury Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2017

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2017 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
U.S. Government & Agency	$—	$132,643,950	$—	$132,643,950
Purchased Call Option	—	43,627,344	—	43,627,344
Short Term Investment	1,292,875	—	—	1,292,875
Total	$1,292,875	$176,271,294	$—	$177,564,169

There were no transfers in to or out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers in to or out of any Level at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

*	See Portfolio of Investments for industry classification.

Princeton Long/Short Treasury Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2017

The derivative instruments outstanding as of December 31, 2017 as disclosed in the Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund. For the year ended December 31, 2017, the net change in unrealized depreciation on the option contract was $4,252,665. The cumulative unrealized depreciation on the option contract is disclosed on the Statements of Assets and Liabilities. For the year ended December 31, 2017, the Fund had realized loss of $0 from the option contract, as disclosed on the Statement of Operations.

Commodity Risk – Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk – Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Interest Rate Risk – Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Options Risk – There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

Volatility Risk – Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Please refer to the Fund’s prospectus for a full listing of risks associated with the Fund’s investment strategy.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by

Princeton Long/Short Treasury Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2017

comparing the identified cost of the security lot sold with the net sales proceeds. The difference between the cost and fair value of open investments in reflected as unrealized appreciation (depreciation) on investments and any change in that amount from the prior period is reflected in the accompanying Statement of Operations.

Allocation of Income, Expenses, Gains and Losses – Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Trading Costs – Trading costs generally consists of brokerage commissions, brokerage fees, clearing fees, exchange and regulatory fees, and transaction and NFA fees. Fees vary by type of contract for each purchase and sale or sale and purchase (round turn) of futures, options on futures, and forward contracts. Commissions are paid on each individual purchase and sale transaction.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2017 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this

Princeton Long/Short Treasury Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2017

would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended December 31, 2017 cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $0 and $0, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Princeton Fund Advisors, LLC serves as the Fund’s investment adviser (the “Adviser”).

Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets. For the period ended December 31, 2017, the Fund incurred advisory fees of $886,114.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until February 28, 2019, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses; such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Adviser) do not exceed 1.50% and 1.25% per annum of the Fund’s average daily net assets for Class A, and Class I shares, respectively (the “Expense Limitation”). For the period ended December 31, 2017, the Adviser waived fees and reimbursed expenses in the amount of $57,307 pursuant to the Waiver Agreement.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses are subsequently less than the Expense Limitation, the Adviser shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the Expense Limitation. If Fund Operating Expenses subsequently exceed the Expense Limitation the reimbursements shall be suspended.

The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar

Princeton Long/Short Treasury Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2017

agreement). The Board may terminate this expense reimbursement arrangement at any time. For the period ended December 31, 2017, $57,307 is subject to recapture by the Adviser by December 31, 2020.

The Trust, with respect to the Fund’s Class A shares, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to the Class A shares, respectively, and is paid to Foreside Distribution Services, L.P. (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Adviser. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. For the period ended December 31, 2017, the Fund’s Class A shares incurred $1,712 in fees under the Plan.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class I shares. For the period ended December 31, 2017, the Distributor received $0 in underwriting commissions for sales of Class A shares.

Gemini Fund Services, LLC (“GFS”) – GFS, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and NLCS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Fund made no distributions for the period ended December 31, 2017.

As of December 31, 2017, the components of distributable earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$—	$—	$—	$4,252,665	$4,252,665

Princeton Long/Short Treasury Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2017

Permanent book and tax differences, primarily attributable to differences in book/tax treatment of net operating losses and non-deductible expenses, resulted in reclassification for the period ended December 31, 2017 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(457,390)	$457,390	$—

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross Unrealized	Gross Unrealized	Net Unrealized Appreciation/
Tax Cost	Appreciation	Depreciation	(Depreciation)
$173,311,504	$4,252,665	$—	$4,252,665

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there are no events or transactions requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Northern Lights Fund Trust and the Shareholders of Princeton Long/Short Treasury Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Princeton Long/Short Treasury Fund (the Fund), a series of the Northern Lights Fund Trust, as of December 31, 2017, and the related statements of operations, changes in net assets and financial highlights for the period from inception (February 1, 2017) through December 31, 2017. (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, and the results of its operations, the changes in its net assets, and the financial highlights for the period from inception (February 1, 2017) through December 31, 2017, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2017, by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.

 /s/ RSM US LLP

We have served as the auditor to one or more of the Princeton Funds since 2010.

Denver, Colorado

March 1, 2018

Princeton Long/Short Treasury Fund
EXPENSE EXAMPLES (Unaudited)
December 31, 2017

As a shareholder of the Princeton Long/Short Treasury Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Princeton Long/Short Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2017 through December 31, 2017.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Net Expense Ratio
	Account Value	Account Value	During Period*	During Period **
Actual	7/1/2017	12/31/2017	7/1/2017 - 12/31/2017	7/1/2017 - 12/31/2017
Class A	$1,000.00	$1,010.80	$7.60	1.50%
Class I	1,000.00	1,011.80	6.34	1.25%

	Beginning	Ending	Expenses Paid	Net Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period **
(5% return before expenses)	7/1/2017	12/31/2017	7/1/2017 - 12/31/2017	7/1/2017 - 12/31/2017
Class A	$1,000.00	$1,017.64	$7.63	1.50%
Class I	1,000.00	1,018.90	6.36	1.25%

*	Actual” expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365). “Hypothetical” expense information is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 184/365 (to reflect the full half-year period).

**	Annualized.

PRINCETON LONG/SHORT TREASURY FUND
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2017

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office**	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	5	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Two Roads Shared Trust (since 2012); Forethought Variable Insurance Trust (since 2013); Northern Lights Variable Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (since 2014); Altegris KKR Commitments Master Fund (since 2014)
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011).	5	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Northern Lights Variable Trust (since 2013); Two Roads Shared Trust (since 2012); Altegris KKR Commitments Master Fund (since 2014); previously, Ramius Archview Credit and Distressed Fund (2015-2017); Schroder Global Series Trust (2012 to 02-2017)
Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Retired, previously held several positions at a major investment bank including CFO-Specialty Finance Group, Director of Global Taxation and Capital Markets Controller. Prior thereto he spent 10 years at a global public accounting firm in the emergency companies and multi-national audit practices. Consultant to small and emerging businesses (since 2000).	5	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust (since 2007); Northern Lights Variable Trust (since 2006); previously, AdvisorOne Funds (2004-2013); The World Funds Trust (2010-2013)
Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired since 2012. Formerly, founder, President, and Chief Investment Officer, Orizon Investment Counsel, Inc. (2000-2012).	5	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005); AdvisorOne Funds (since 2003); Alternative Strategies Fund (since 2010); Northern Lights Variable Trust (since 2006); previously, CLA Strategic Allocation Fund (2014-2015)
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	5	Northern Lights Fund Trust (for series not affiliated with the Funds since 2011); Northern Lights Variable Trust (since 2011); Northern Lights Fund Trust III (since 2012); Alternative Strategies Fund (since 2012)
Mark H. Taylor Born in 1964	Trustee Since 2007; Chairman of the Audit Committee since 2013	Chair, Department of Accountancy and Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); Vice President-Finance, American Accounting Association (2017-2020); President, Auditing Section of the American Accounting Association (2012-15). AICPA Auditing Standards Board Member (2009-2012). Former Academic Fellow, United States Securities and Exchange Commission (2005-2006).	5	Northern Lights Fund Trust (for series not affiliated with the Fund since 2007); Northern Lights Variable Trust (since 2007); Northern Lights Fund Trust III (since 2012); Alternative Strategies Fund (since 2010);

12/31/17 – NLFT_v1

PRINCETON LONG/SHORT TREASURY FUND
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2017

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Andrew Rogers* Born in 1969	Trustee Since 2013***	Chief Executive Officer, Fusion IQ (since 2017); President of the Trust (2006-June 2017); Chief Executive Officer, Gemini Alternative Funds, LLC (2013 – April 2017); Chief Executive Officer, Gemini Hedge Fund Services, LLC (2013 – April 2017); Chief Executive Officer, Gemini Fund Services, LLC (2012 – April 2017); President and Manager, Gemini Fund Services, LLC (2006 – 2012).	5	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Northern Lights Variable Trust (since 2013)
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	President Since June 2017	President, Gemini Fund Services, LLC (since 2012); Treasurer of the Trust (2006-June 2017); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, Blu Giant, (2004 - 2013).	N/A	N/A
James Colantino 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since June 2017	Assistant Treasurer of the Trust (2006-June 2017); Senior Vice President - Fund Administration (2012-Present).	N/A	N/A
Stephanie Shearer 80 Arkay Drive Hauppauge, NY 11788 Born in 1979	Secretary Since February 2017	Assistant Secretary of the Trust (2012-February 2017);Senior Paralegal, Gemini Fund Services, LLC (since 2013); Paralegal, Gemini Fund Services, LLC (2010-2013).	N/A	N/A
Lynn Bowley Born in 1958	Chief Compliance Officer Since 2007	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2007).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of December 31, 2017, the Trust was comprised of 83 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

***	Andrew Rogers is an “Interested Trustee” of the Trust as that term is defined under the 1940 Act, because of his past affiliation with Gemini Fund Services, LLC, the Trust’s Administrator, Fund Accountant and Transfer Agent.

The Fund’s SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-888-868-9501.

12/31/17 – NLFT_v1

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-868-9501 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-868-9501.

INVESTMENT ADVISER
Princeton Fund Advisors, LLC
1580 Lincoln Street, Suite 680
Denver, CO 80203

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Dr. Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The Registrant’s board of trustees has determined that Anthony J. Hertl, Mark H. Taylor and Mark Gersten are  audit committee financial experts, as defined in Item 3 of Form N-CSR.  Mr. Hertl, Mr. Taylor and Mr. Gersten are independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3) In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction. At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity. The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2017 - $20,000

(b)	Audit-Related Fees

2017 - None

(c)	Tax Fees

2017 - $3,750

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2017 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
2017
Audit-Related Fees:	0.00%
Tax Fees:	0.00%
All Other Fees:	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2017 - $3,750

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/9/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/9/18

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 3/9/18